Schedule of other income (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Other Income and Expenses [Abstract]
Interest income	$ 4,467	$ 5,832	$ 2
Government grants	47,986	62,644	116,542
Gain on disposal of property and equipment
Other	63,430	82,807	70,284
Total other income	$ 115,883	$ 151,283	$ 186,828